30. COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2017
Costs And Expenses By Nature
30. COSTS AND EXPENSES BY NATURE

Costs and expenses by nature for the year then ended as of December 31, 2017:

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	382,485,664	—	—	—	382,485,664
Depreciation and amortization	4,567,176	1,182,185	937,885	—	6,687,246
Personnel expenses	23,567,600	32,645,310	19,846,352	—	76,059,262
Other expenses	1,458,777	109,449,460	10,326,170	3,037,270	124,271,677
Total	412,079,217	143,276,955	31,110,407	3,037,270	589,503,849

Depreciation and amortization disclosed above correspond to that recorded as part of Cost of Sales (indirect costs), Distribution Cost and Selling and Administrative expenses. Total depreciation amounted to ThCh$23,245,867 (refer to note 28), the difference corresponding to ThCh$16,558,621 is included within direct cost.

The distribution of costs and expenses by nature for the year then ended as of December 31, 2016 is detailed as follows.

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	385,682,789	—	—	—	385,682,789
Depreciation and amortization	5,005,862	1,370,580	1,020,423	—	7,396,865
Personnel expenses	20,201,501	34,656,241	19,769,974	—	74,627,716
Other expenses	1,491,719	114,886,255	10,771,771	2,067,273	129,217,018
Total	412,381,871	150,913,076	31,562,168	2,067,273	596,924,388

The distribution of costs and expenses by nature for the year then ended as of December 31, 2015 is detailed as follows.

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	365,309,652	—	—	—	365,309,652
Depreciation and amortization	5,331,218	1,335,181	1,099,652	—	7,766,051
Personnel expenses	19,960,871	32,183,903	23,652,010	—	75,796,784
Other expenses	903,406	107,098,022	7,084,530	2,897,513	117,983,471
Total	391,505,147	140,617,106	31,836,192	2,897,513	566,855,958

Depreciation and amortization disclosed above correspond to that recorded as part of Cost of Sales (indirect cost), Distribution Cost and Selling and Administrative Expenses. Total depreciation amounted to ThCh$21,396,547 (refer to note 28), the difference corresponding to ThCh$15,119,337 is included within direct cost.